Note 18 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	Fair Value Measurement as of December 31, 2017
	Total	(Level 1)	(Level 2)	(Level 3)

Liabilities
Interest rate swap contracts, current portion	$177,998	-	$177,998	-
Interest rate swap contracts,current and long-term portion	$16,631	-	$16,631	-
	Fair Value Measurement as of December 31, 2016
	Total,	(Level 1)	(Level 2)	(Level 3)

Liabilities

Interest rate swap contracts, long-term portion	$240,181	-	$240,181	-

Fair Value Measurements, Nonrecurring [Table Text Block]
		December 31, 2016					December 31, 2017
	Fair Value	Level 1	Level 2	Level 3	Loss 2016	Fair Value	Level 1	Level 2	Level 3	Loss 2017
Vessels held for sale	$2,946,923	-	$2,946,923	-	$5,924,668	$5,000,000	-	$5,000,000	-	$4,595,819
Other investment	$4,000,000	-	-	$4,000,000	$4,421,452	-	-	-	-	-
Investment in joint venture	0	-	-	0	$14,071,075	-	-	-	-	-
Vessel profit participating liability	-	-	-	-	-	1,297,100	-	1,297,000